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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	May 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS - 89.4%	Shares	Value
Communication Services - 6.9%
Diversified Telecommunication Services - 0.9%
IDT Corporation - Class B (a)	3,560	$22,998

Entertainment - 0.2%
AMC Entertainment Holdings, Inc. - Class A	400	4,792

Media - 4.5%
Cumulus Media, Inc. - Class A (a)	600	9,600
Hemisphere Media Group, Inc. (a)	350	4,725
Lee Enterprises, Inc. (a)	17,565	44,264
Marchex, Inc. - Class B (a)	2,200	9,592
Sinclair Broadcast Group, Inc. - Class A	800	42,944
Tribune Publishing Company	527	5,175
		116,300
Wireless Telecommunication Services - 1.3%
United States Cellular Corporation (a)	750	32,662

Consumer Discretionary - 9.6%
Auto Components - 0.9%
Modine Manufacturing Company (a)	1,700	21,845

Distributors - 0.2%
Weyco Group, Inc.	180	4,504

Diversified Consumer Services - 1.7%
American Public Education, Inc. (a)	400	11,192
Collectors Universe, Inc.	353	7,427
Houghton Mifflin Harcourt Company (a)	2,664	15,025
K12, Inc. (a)	350	10,699
		44,343
Hotels, Restaurants & Leisure - 2.7%
BBX Capital Corporation	3,132	12,810
Brinker International, Inc.	150	5,636
Century Casinos, Inc. (a)	500	4,370
Potbelly Corporation (a)	4,400	22,132

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Hotels, Restaurants & Leisure - 2.7% (Continued)
Speedway Motorsports, Inc.	1,364	$24,770
		69,718
Household Durables - 3.2%
Bassett Furniture Industries, Inc.	2,832	41,602
Flexsteel Industries, Inc.	200	3,430
Green Brick Partners, Inc. (a)	2,449	21,282
Sonos, Inc. (a)	1,541	15,641
		81,955
Internet & Direct Marketing Retail - 0.3%
Lands' End, Inc. (a)	600	7,422

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corporation (a)	40	6,084
Vera Bradley, Inc. (a)	900	9,855
		15,939
Consumer Staples - 2.5%
Food & Staples Retailing - 1.9%
SpartanNash Company	743	8,574
Village Super Market, Inc. - Class A	1,482	39,244
		47,818
Personal Products - 0.6%
LifeVantage Corporation (a)	1,368	15,349

Energy - 4.2%
Energy Equipment & Services - 1.3%
C&J Energy Services, Inc. (a)	800	9,472
DMC Global, Inc.	232	15,692
Exterran Corporation (a)	200	2,760
Geospace Technologies Corporation (a)	200	2,502
Solaris Oilfield Infrastructure, Inc. - Class A	100	1,423
		31,849
Oil, Gas & Consumable Fuels - 2.9%
Clean Energy Fuels Corporation (a)	4,900	13,083
Extraction Oil & Gas, Inc. (a)	438	1,485
Gulfport Energy Corporation (a)	1,900	10,393
Midstates Petroleum Company, Inc. (a)	1,614	10,798

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Oil, Gas & Consumable Fuels - 2.9% (Continued)
Montage Resources Corporation (a)	1,910	$14,917
Overseas Shipholding Group, Inc. - Class A (a)	1,800	2,700
SandRidge Energy, Inc. (a)	1,400	9,646
Southwestern Energy Company (a)	2,600	9,334
Talos Energy, Inc. (a)	100	2,334
		74,690
Financials - 21.7%
Banks - 16.0%
1st Source Corporation	100	4,376
Associated Banc-Corporation	100	1,981
Banc of California, Inc.	400	5,292
BancorpSouth Bank	400	10,832
Cadence Bancorporation	100	1,850
Carolina Financial Corporation	100	3,320
Cathay General Bancorp	100	3,364
CenterState Banks Corporation	400	8,756
Chemical Financial Corporation	400	15,144
City Holding Company	150	10,958
Columbia Banking System, Inc.	200	6,670
Community Bank System, Inc.	250	15,452
First Bancorp	200	7,082
First BanCorporation	1,200	11,952
First Financial Bancorp	300	6,696
First Financial Bankshares, Inc.	200	11,332
First Horizon National Corporation	200	2,682
First Merchants Corporation	150	4,988
First Midwest Bancorp, Inc.	200	3,898
FNB Corporation	1,300	14,300
Fulton Financial Corporation	300	4,728
Glacier Bancorp, Inc.	100	3,941
Great Western Bancorp, Inc.	200	6,214
Hancock Whitney Corporation	350	13,293
Home BancShares, Inc.	200	3,504
IBERIABANK Corporation	230	16,445
Independent Bank Group, Inc.	200	10,328
Investors Bancorp, Inc.	1,100	11,451

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Financials - 21.7% (Continued)
Banks - 16.0% (Continued)
LegacyTexas Financial Group, Inc.	100	$3,650
National Bank Holdings Corporation - Class A	200	7,018
NBT Bancorp, Inc.	200	7,190
Old National Bancorp	1,300	20,722
Pacific Premier Bancorp, Inc.	300	8,490
PacWest Bancorp	350	12,719
Park National Corporation	20	1,890
Pinnacle Financial Partners, Inc.	100	5,295
Renasant Corporation	200	6,760
Republic Bancorp, Inc. - Class A	50	2,292
S&T Bancorp, Inc.	250	9,425
Seacoast Banking Corporation of Florida (a)	100	2,319
Simmons First National Corporation - Class A	600	13,686
Sterling Bancorp	700	13,517
SVB Financial Group (a)	10	2,014
TCF Financial Corporation	300	5,718
Texas Capital Bancshares, Inc. (a)	150	8,595
Triumph Bancorp, Inc. (a)	200	5,614
Trustmark Corporation	300	9,531
UMB Financial Corporation	180	11,113
Umpqua Holdings Corporation	300	4,791
United Bankshares, Inc.	100	3,578
Valley National Bancorp	400	3,928
Webster Financial Corporation	100	4,428
Western Alliance Bancorporation (a)	200	8,230
Wintrust Financial Corporation	80	5,419
		408,761
Capital Markets - 0.4%
Evercore, Inc. - Class A	40	3,089
Houlihan Lokey, Inc.	100	4,521
Stifel Financial Corporation	50	2,682
		10,292
Insurance - 2.2%
Aflac, Inc.	50	2,565
American Equity Investment Life Holding Company	300	8,493
American National Insurance Company	120	13,604

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Financials - 21.7% (Continued)
Insurance - 2.2% (Continued)
Brighthouse Financial, Inc. (a)	150	$5,324
CNO Financial Group, Inc.	700	10,997
MetLife, Inc.	50	2,310
Primerica, Inc.	20	2,297
RLI Corporation	50	4,294
Selective Insurance Group, Inc.	100	7,165
		57,049
Thrifts & Mortgage Finance - 3.1%
Capitol Federal Financial, Inc.	100	1,328
Columbia Financial, Inc. (a)	400	6,108
Federal Agricultural Mortgage Corporation - Class C	20	1,369
HomeStreet, Inc. (a)	300	8,535
LendingTree, Inc. (a)	30	11,272
MGIC Investment Corporation (a)	500	6,775
New York Community Bancorp, Inc.	100	993
NMI Holdings, Inc. - Class A (a)	200	5,452
Northwest Bancshares, Inc.	400	6,708
PennyMac Financial Services, Inc.	200	4,242
Provident Financial Services, Inc.	200	4,768
Radian Group, Inc.	200	4,490
Walker & Dunlop, Inc.	50	2,513
Washington Federal, Inc.	500	15,785
		80,338
Health Care - 8.3%
Health Care Equipment & Supplies - 1.8%
Accuray, Inc. (a)	900	3,339
Lantheus Holdings, Inc. (a)	200	4,798
Meridian Bioscience, Inc.	1,800	20,340
OraSure Technologies, Inc. (a)	278	2,307
SeaSpine Holdings Corporation (a)	1,012	13,794
Varex Imaging Corporation (a)	100	2,668
		47,246
Health Care Providers & Services - 1.1%
Joint Corporation (The) (a)	1,355	21,680
Tenet Healthcare Corporation (a)	300	5,988
		27,668

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Health Care - 8.3% (Continued)
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (a)	5,000	$48,650
Computer Programs & Systems, Inc.	200	5,162
		53,812
Pharmaceuticals - 3.3%
Amneal Pharmaceuticals, Inc. (a)	300	2,262
Amphastar Pharmaceuticals, Inc. (a)	1,541	29,664
Assertio Therapeutics, Inc. (a)	1,200	3,516
Corcept Therapeutics, Inc. (a)	1,100	10,758
Lannett Company, Inc. (a)	5,400	28,404
Osmotica Pharmaceuticals plc (a)	4,525	10,860
		85,464
Industrials - 14.9%
Aerospace & Defense - 0.1%
Spirit AeroSystems Holdings, Inc. - Class A	40	3,242

Building Products - 0.2%
Builders FirstSource, Inc. (a)	359	5,055

Commercial Services & Supplies - 3.5%
Brady Corporation - Class A	71	3,287
CECO Environmental Corporation (a)	3,342	29,577
Kimball International, Inc. - Class B	2,457	37,936
Steelcase, Inc. - Class A	1,200	19,248
		90,048
Construction & Engineering - 1.3%
Great Lakes Dredge & Dock Corporation (a)	2,737	29,122
Primoris Services Corporation	200	3,648
		32,770
Electrical Equipment - 1.4%
Preformed Line Products Company	760	35,728

Machinery - 3.4%
AGCO Corporation	630	41,933
Commercial Vehicle Group, Inc. (a)	4,031	25,032
L.B. Foster Company - Class A (a)	787	19,022
		85,987

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
Marine - 0.2%
Matson, Inc.	150	$5,133

Professional Services - 1.7%
Acacia Research Corporation (a)	12,829	40,026
ManpowerGroup, Inc.	40	3,421
		43,447
Road & Rail - 0.3%
ArcBest Corporation	350	8,774

Trading Companies & Distributors - 2.8%
BMC Stock Holdings, Inc. (a)	272	5,448
CAI International, Inc. (a)	700	15,764
Herc Holdings, Inc. (a)	150	5,104
Willis Lease Finance Corporation (a)	906	45,119
		71,435
Information Technology - 11.1%
Communications Equipment - 1.2%
Aerohive Networks, Inc. (a)	1,400	4,760
Digi International, Inc. (a)	1,720	18,731
Extreme Networks, Inc. (a)	1,400	7,882
		31,373
Electronic Equipment, Instruments & Components - 3.4%
Airgain, Inc. (a)	3,200	41,024
Bel Fuse, Inc. - Class B	225	3,888
PCM, Inc. (a)	147	3,756
Sanmina Corporation (a)	100	2,659
Tech Data Corporation (a)	224	20,305
Vishay Intertechnology, Inc.	1,000	15,240
		86,872
IT Services - 1.6%
Cass Information Systems, Inc.	50	2,254
Conduent, Inc. (a)	200	1,780
LiveRamp Holdings, Inc. (a)	400	20,552
Presidio, Inc.	637	8,440
Sykes Enterprises, Inc. (a)	300	7,428
		40,454

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (a)	300	$2,562
Amkor Technology, Inc. (a)	7,600	49,248
Axcelis Technologies, Inc. (a)	300	4,449
Pixelworks, Inc. (a)	2,077	6,189
Synaptics, Inc. (a)	500	13,225
		75,673
Software - 1.3%
A10 Networks, Inc. (a)	3,380	20,584
Avaya Holdings Corporation (a)	400	5,032
ChannelAdvisor Corporation (a)	900	8,280
		33,896
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	800	6,200
Stratasys Ltd. (a)	494	10,824
		17,024
Materials - 4.8%
Chemicals - 3.0%
AgroFresh Solutions, Inc. (a)	670	1,615
Huntsman Corporation	700	12,159
Innospec, Inc.	40	3,229
Rayonier Advanced Materials, Inc.	3,963	25,878
Tredegar Corporation	2,131	33,222
Trinseo S.A.	50	1,842
		77,945
Construction Materials - 0.1%
Summit Materials, Inc. - Class A (a)	200	2,796

Metals & Mining - 1.1%
Ryerson Holding Corporation (a)	2,067	15,957
SunCoke Energy, Inc. (a)	1,800	13,212
		29,169
Paper & Forest Products - 0.6%
Verso Corporation - Class A (a)	812	13,983

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.4% (Continued)	Shares	Value
Real Estate - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Tower Corporation	40	$8,351
Brandywine Realty Trust	100	1,511
Colony Capital, Inc.	200	1,038
Cousins Properties, Inc.	1,200	10,860
EastGroup Properties, Inc.	80	8,880
Equity Commonwealth	200	6,514
First Industrial Realty Trust, Inc.	400	13,884
Healthcare Realty Trust, Inc.	500	16,120
Hospitality Properties Trust	200	4,974
Pebblebrook Hotel Trust	600	16,698
Physicians Realty Trust	500	9,155
PotlatchDeltic Corporation	100	3,365
PS Business Parks, Inc.	60	9,655
RLJ Lodging Trust	100	1,717
Ryman Hospitality Properties, Inc.	60	4,797
Sabra Health Care REIT, Inc.	300	5,787
STAG Industrial, Inc.	200	5,836
Sunstone Hotel Investors, Inc.	200	2,684
Urban Edge Properties	100	1,725
Xenia Hotels & Resorts, Inc.	200	4,182
		137,733

Total Common Stocks (Cost $2,397,296)		$2,291,351

ALAMBIC SMALL CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	100	$5

Investments at Value - 89.4% (Cost $2,397,296)		$2,291,356

Other Assets in Excess of Liabilities - 10.6%		272,773

Net Assets - 100.0%		$2,564,129

CVR	- Contingent Value Right.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $5 as of May 31, 2019, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 6.0%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	50	$2,925
IDT Corporation - Class B (a)	1,700	10,982
		13,907
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. - Class A	200	2,396
Glu Mobile, Inc. (a)	1,600	12,768
		15,164
Media - 4.5%
Cumulus Media, Inc. - Class A (a)	300	4,800
Hemisphere Media Group, Inc. (a)	200	2,700
Lee Enterprises, Inc. (a)	8,918	22,473
Marchex, Inc. - Class B (a)	5,900	25,724
Sinclair Broadcast Group, Inc. - Class A	950	50,996
Tribune Publishing Company	100	982
		107,675
Wireless Telecommunication Services - 0.3%
United States Cellular Corporation (a)	200	8,710

Consumer Discretionary - 13.0%
Auto Components - 1.0%
Gentex Corporation	200	4,272
Goodyear Tire & Rubber Company (The)	600	8,046
Modine Manufacturing Company (a)	700	8,995
Stoneridge, Inc. (a)	114	2,967
		24,280
Distributors - 0.3%
Weyco Group, Inc.	300	7,506

Diversified Consumer Services - 3.2%
American Public Education, Inc. (a)	300	8,394
Chegg, Inc. (a)	650	24,349
Collectors Universe, Inc.	853	17,947
K12, Inc. (a)	775	23,692
Select Interior Concepts, Inc. - Class A (a)	128	1,380
		75,762

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Consumer Discretionary - 13.0% (Continued)
Hotels, Restaurants & Leisure - 4.0%
Bloomin' Brands, Inc.	900	$17,379
Bluegreen Vacations Corporation	800	6,256
Brinker International, Inc.	450	16,907
Caesars Entertainment Corporation (a)	300	2,637
Dine Brands Global, Inc.	20	1,888
Hilton Grand Vacations, Inc. (a)	100	2,542
MGM Resorts International	100	2,482
Norwegian Cruise Line Holdings Ltd. (a)	300	16,413
Planet Fitness, Inc. - Class A (a)	80	6,118
Speedway Motorsports, Inc.	1,021	18,541
Starbucks Corporation	80	6,085
		97,248
Household Durables - 2.7%
Bassett Furniture Industries, Inc.	1,450	21,301
Flexsteel Industries, Inc.	131	2,247
GoPro, Inc. - Class A (a)	400	2,520
Green Brick Partners, Inc. (a)	1,174	10,202
iRobot Corporation (a)	100	8,711
Lovesac Company (The) (a)	50	1,802
PulteGroup, Inc.	100	3,100
Sonos, Inc. (a)	1,400	14,210
		64,093
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	100	6,231
Lands' End, Inc. (a)	400	4,948
Stamps.com, Inc. (a)	50	1,677
		12,856
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corporation (a)	200	30,420

Consumer Staples - 1.8%
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	20	6,040

Food & Staples Retailing - 0.3%
SpartanNash Company	200	2,308

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Consumer Staples - 1.8% (Continued)
Food & Staples Retailing - 0.3% (Continued)
Village Super Market, Inc. - Class A	229	$6,064
		8,372
Food Products - 0.4%
Archer-Daniels-Midland Company	250	9,580

Personal Products - 0.4%
LifeVantage Corporation (a)	946	10,614

Tobacco - 0.4%
Universal Corporation	150	8,478

Energy - 3.6%
Energy Equipment & Services - 1.7%
DMC Global, Inc.	200	13,528
Geospace Technologies Corporation (a)	100	1,251
Matrix Service Company (a)	800	14,480
Parker Drilling Company (a)	500	9,570
ProPetro Holding Corporation (a)	100	1,942
		40,771
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corporation (a)	700	4,599
Delek US Holdings, Inc.	100	3,061
Gulfport Energy Corporation (a)	1,100	6,017
International Seaways, Inc. (a)	100	1,780
Murphy Oil Corporation	600	14,910
SandRidge Energy, Inc. (a)	200	1,378
Southwestern Energy Company (a)	2,200	7,898
World Fuel Services Corporation	200	5,828
		45,471
Financials - 2.5%
Banks - 2.0%
Hancock Whitney Corporation	50	1,899
Pacific Premier Bancorp, Inc.	200	5,660
Pinnacle Financial Partners, Inc.	100	5,295
Smartsheet, Inc. - Class A (a)	500	21,490
SVB Financial Group (a)	20	4,028

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Financials - 2.5% (Continued)
Banks - 2.0% (Continued)
Webster Financial Corporation	200	$8,856
		47,228
Capital Markets - 0.4%
Evercore, Inc. - Class A	40	3,089
Stifel Financial Corporation	100	5,363
		8,452
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc. (a)	5	1,879
Mr. Cooper Group, Inc. (a)	200	1,514
		3,393
Health Care - 24.5%
Biotechnology - 6.7%
AbbVie, Inc.	40	3,068
ACADIA Pharmaceuticals, Inc. (a)	500	11,995
Aduro Biotech, Inc. (a)	900	2,925
Agenus, Inc. (a)	5,100	13,005
Alexion Pharmaceuticals, Inc. (a)	40	4,547
AMAG Pharmaceuticals, Inc. (a)	200	1,906
Amicus Therapeutics, Inc. (a)	200	2,254
Arcus Biosciences, Inc. (a)	100	848
Arrowhead Pharmaceuticals, Inc. (a)	200	4,742
Bluebird Bio, Inc. (a)	20	2,398
Denali Therapeutics, Inc. (a)	100	1,907
Editas Medicine, Inc. (a)	100	2,055
Emergent BioSolutions, Inc. (a)	200	7,984
Genomic Health, Inc. (a)	110	5,748
Halozyme Therapeutics, Inc. (a)	100	1,475
Intellia Therapeutics, Inc. (a)	400	5,552
Intercept Pharmaceuticals, Inc. (a)	40	3,313
Invitae Corporation (a)	300	5,235
Ironwood Pharmaceuticals, Inc. (a)	200	2,186
Jounce Therapeutics, Inc. (a)	1,200	5,340
KalVista Pharmaceuticals, Inc. (a)	700	14,875
Momenta Pharmaceuticals, Inc. (a)	100	1,163
Portola Pharmaceuticals, Inc. (a)	200	5,578
Puma Biotechnology, Inc. (a)	200	2,958

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Health Care - 24.5% (Continued)
Biotechnology - 6.7% (Continued)
Retrophin, Inc. (a)	400	$7,412
Seattle Genetics, Inc. (a)	200	13,014
Spectrum Pharmaceuticals, Inc. (a)	500	3,680
Ultragenyx Pharmaceutical, Inc. (a)	250	13,733
United Therapeutics Corporation (a)	60	5,038
Vanda Pharmaceuticals, Inc. (a)	300	4,404
Vericel Corporation (a)	100	1,565
		161,903
Health Care Equipment & Supplies - 6.0%
Accuray, Inc. (a)	2,100	7,791
Align Technology, Inc. (a)	10	2,843
BioLife Solutions, Inc. (a)	100	1,773
Cardiovascular Systems, Inc. (a)	600	23,370
FONAR Corporation (a)	200	3,840
Glaukos Corporation (a)	120	7,738
Integer Holdings Corporation (a)	200	14,020
Lantheus Holdings, Inc. (a)	1,000	23,990
Meridian Bioscience, Inc.	300	3,390
SeaSpine Holdings Corporation (a)	2,001	27,274
Varex Imaging Corporation (a)	1,000	26,680
Zimmer Biomet Holdings, Inc.	20	2,278
		144,987
Health Care Providers & Services - 4.4%
Amedisys, Inc. (a)	240	26,954
AmerisourceBergen Corporation	160	12,458
Cardinal Health, Inc.	400	16,828
Joint Corporation (The) (a)	1,946	31,136
McKesson Corporation	80	9,771
Tenet Healthcare Corporation (a)	400	7,984
		105,131
Health Care Technology - 2.3%
Allscripts Healthcare Solutions, Inc. (a)	4,100	39,893
Castlight Health, Inc. - Class B (a)	2,800	9,156
Computer Programs & Systems, Inc.	200	5,162
		54,211

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Health Care - 24.5% (Continued)
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. - Class A (a)	50	$14,347
Medpace Holdings, Inc. (a)	50	2,699
NanoString Technologies, Inc. (a)	100	2,844
		19,890
Pharmaceuticals - 4.3%
Amphastar Pharmaceuticals, Inc. (a)	2,100	40,425
Assertio Therapeutics, Inc. (a)	3,500	10,255
Cerecor, Inc. (a)	200	976
Corcept Therapeutics, Inc. (a)	100	978
Harrow Health, Inc. (a)	600	3,642
Lannett Company, Inc. (a)	2,200	11,572
Merck & Company, Inc.	30	2,376
Osmotica Pharmaceuticals plc (a)	2,324	5,578
Prestige Consumer Healthcare, Inc. (a)	400	11,612
Supernus Pharmaceuticals, Inc. (a)	515	15,465
		102,879
Industrials - 22.2%
Aerospace & Defense - 2.1%
Astronics Corporation (a)	200	8,134
Mercury Systems, Inc. (a)	380	26,129
Moog, Inc. - Class A	100	8,242
Spirit AeroSystems Holdings, Inc. - Class A	40	3,241
Wesco Aircraft Holdings, Inc. (a)	400	3,928
		49,674
Building Products - 1.3%
Builders FirstSource, Inc. (a)	1,467	20,655
JELD-WEN Holding, Inc. (a)	600	11,334
		31,989
Commercial Services & Supplies - 4.6%
Brady Corporation - Class A	387	17,918
CECO Environmental Corporation (a)	3,869	34,241
Herman Miller, Inc.	300	10,647
Kimball International, Inc. - Class B	1,576	24,333
Steelcase, Inc. - Class A	1,500	24,060
		111,199

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Industrials - 22.2% (Continued)
Construction & Engineering - 1.9%
Great Lakes Dredge & Dock Corporation (a)	3,951	$42,039
IES Holdings, Inc. (a)	200	3,584
		45,623
Electrical Equipment - 1.5%
Powell Industries, Inc.	150	5,163
Preformed Line Products Company	650	30,557
		35,720
Machinery - 6.0%
AGCO Corporation	750	49,920
Albany International Corporation - Class A	40	2,803
Astec Industries, Inc.	100	2,943
Caterpillar, Inc.	40	4,792
Commercial Vehicle Group, Inc. (a)	2,107	13,084
Energy Recovery, Inc. (a)	1,000	9,450
Hurco Companies, Inc.	234	8,204
Manitowoc Company, Inc. (The) (a)	300	4,095
Navistar International Corporation (a)	743	23,115
Oshkosh Corporation	272	19,364
Timken Company (The)	150	6,602
		144,372
Marine - 1.0%
Matson, Inc.	700	23,954

Professional Services - 0.1%
Acacia Research Corporation (a)	14	44
TriNet Group, Inc. (a)	50	3,169
		3,213
Trading Companies & Distributors - 3.7%
BMC Stock Holdings, Inc. (a)	612	12,258
CAI International, Inc. (a)	800	18,016
Herc Holdings, Inc. (a)	600	20,418
Veritiv Corporation (a)	100	1,766
Willis Lease Finance Corporation (a)	705	35,109
		87,567

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Information Technology - 18.4%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	100	$4,660
ADTRAN, Inc.	800	12,544
Digi International, Inc. (a)	458	4,988
Extreme Networks, Inc. (a)	3,300	18,579
		40,771
Electronic Equipment, Instruments & Components - 2.9%
Bel Fuse, Inc. - Class B	681	11,768
Belden, Inc.	100	5,120
Coherent, Inc. (a)	20	2,201
PCM, Inc. (a)	100	2,555
Sanmina Corporation (a)	100	2,659
Tech Data Corporation (a)	304	27,557
Vishay Precision Group, Inc. (a)	400	14,328
Zebra Technologies Corporation - Class A (a)	20	3,429
		69,617
IT Services - 3.8%
DXC Technology Company	100	4,754
EPAM Systems, Inc. (a)	100	17,259
EVERTEC, Inc.	115	3,296
KBR, Inc.	500	11,110
LiveRamp Holdings, Inc. (a)	450	23,121
Paysign, Inc. (a)	526	5,134
Presidio, Inc.	943	12,494
Sykes Enterprises, Inc. (a)	200	4,952
TTEC Holdings, Inc.	200	7,936
		90,056
Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (a)	1,100	7,128
Axcelis Technologies, Inc. (a)	300	4,449
Cirrus Logic, Inc. (a)	407	15,210
DSP Group, Inc. (a)	100	1,397
FormFactor, Inc. (a)	400	5,744
Inphi Corporation (a)	200	8,776
Micron Technology, Inc. (a)	300	9,783
NeoPhotonics Corporation (a)	5,300	20,617
ON Semiconductor Corporation (a)	100	1,776

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Information Technology - 18.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.4% (Continued)
Synaptics, Inc. (a)	300	$7,935
		82,815
Software - 5.5%
A10 Networks, Inc. (a)	5,915	36,022
Alteryx, Inc. - Class A (a)	80	6,949
Avaya Holdings Corporation (a)	700	8,806
Cadence Design Systems, Inc. (a)	300	19,071
ChannelAdvisor Corporation (a)	1,000	9,200
HubSpot, Inc. (a)	120	20,793
Intelligent Systems Corporation (a)	100	2,724
MobileIron, Inc. (a)	800	4,472
Oracle Corporation	50	2,530
SailPoint Technology Holdings, Inc. (a)	100	1,757
Solarwinds Corporation (a)	600	10,500
Splunk, Inc. (a)	20	2,280
Telenav, Inc. (a)	300	2,238
TiVo Corporation	700	5,040
		132,382
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (a)	1,556	12,059
Hewlett Packard Enterprise Company	200	2,744
Stratasys Ltd. (a)	500	10,955
		25,758
Materials - 4.3%
Chemicals - 2.3%
Hawkins, Inc.	50	1,778
Huntsman Corporation	400	6,948
Innospec, Inc.	240	19,370
Rayonier Advanced Materials, Inc.	2,900	18,937
Trinseo S.A.	200	7,368
Valhi, Inc.	900	1,800
		56,201
Metals & Mining - 1.4%
Reliance Steel & Aluminum Company	60	4,996
Ryerson Holding Corporation (a)	2,248	17,355
SunCoke Energy, Inc. (a)	1,100	8,074

ALAMBIC SMALL CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Metals & Mining - 1.4% (Continued)
United States Steel Corporation	200	$2,364
		32,789
Paper & Forest Products - 0.6%
Domtar Corporation	350	14,718

Investments at Value - 96.3% (Cost $2,309,362)		$2,313,439

Other Assets in Excess of Liabilities - 3.7%		88,236

Net Assets - 100.0%		$2,401,675

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Communication Services - 8.3%
Entertainment - 2.3%
Electronic Arts, Inc. (a)	170	$15,824
Viacom, Inc. - Class B	300	8,709
		24,533
Media - 4.1%
Discovery, Inc. - Series A (a)	450	12,267
Sinclair Broadcast Group, Inc. - Class A	591	31,725
		43,992
Wireless Telecommunication Services - 1.9%
Sprint Corporation (a)	1,100	7,557
United States Cellular Corporation (a)	300	13,065
		20,622
Consumer Discretionary - 8.0%
Auto Components - 0.8%
Gentex Corporation	400	8,544

Automobiles - 1.6%
General Motors Company	490	16,337

Hotels, Restaurants & Leisure - 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	140	7,659

Household Durables - 2.9%
NVR, Inc. (a)	2	6,403
PulteGroup, Inc.	650	20,150
Toll Brothers, Inc.	130	4,520
		31,073
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corporation (a)	80	12,168
Ralph Lauren Corporation	90	9,462
		21,630
Consumer Staples - 4.3%
Beverages - 0.9%
Molson Coors Brewing Company - Class B	180	9,896

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Consumer Staples - 4.3% (Continued)
Food Products - 3.4%
Archer-Daniels-Midland Company	540	$20,693
Bunge Ltd.	60	3,137
Ingredion, Inc.	160	12,186
		36,016
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Apache Corporation	650	16,946
Cabot Oil & Gas Corporation	1,000	25,020
EQT Corporation	750	13,725
Murphy Oil Corporation	150	3,727
		59,418
Financials - 11.4%
Banks - 4.6%
Citizens Financial Group, Inc.	50	1,629
Comerica, Inc.	40	2,753
Commerce Bancshares, Inc.	63	3,612
Cullen/Frost Bankers, Inc.	110	10,040
East West Bancorp, Inc.	60	2,563
Fifth Third Bancorp	100	2,650
First Citizens BancShares, Inc. - Class A	4	1,680
Huntington Bancshares, Inc.	200	2,530
KeyCorp	250	3,992
M&T Bank Corporation	10	1,596
Signature Bank	20	2,291
SunTrust Banks, Inc.	100	6,001
SVB Financial Group (a)	5	1,007
Webster Financial Corporation	60	2,657
Zions Bancorporation	100	4,307
		49,308
Capital Markets - 1.4%
Ameriprise Financial, Inc.	20	2,765
FactSet Research Systems, Inc.	20	5,564
Raymond James Financial, Inc.	40	3,303
SEI Investments Company	60	3,015
		14,647

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Financials - 11.4% (Continued)
Consumer Finance - 0.3%
Ally Financial, Inc.	100	$2,887

Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	300	6,165

Insurance - 4.5%
American International Group, Inc.	120	6,129
Arthur J. Gallagher & Company	20	1,684
Assurant, Inc.	40	3,998
Berkley (W.R.) Corporation	30	1,866
Brighthouse Financial, Inc. (a)	40	1,420
Cincinnati Financial Corporation	80	7,859
Erie Indemnity Company - Class A	30	6,380
First American Financial Corporation	60	3,099
Markel Corporation (a)	1	1,059
Old Republic International Corporation	100	2,205
Principal Financial Group, Inc.	160	8,251
Prudential Financial, Inc.	20	1,848
Reinsurance Group of America, Inc.	20	2,961
		48,759
Health Care - 11.0%
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	40	2,938
Hill-Rom Holdings, Inc.	20	1,923
Hologic, Inc. (a)	360	15,843
Zimmer Biomet Holdings, Inc.	70	7,975
		28,679
Health Care Providers & Services - 3.5%
Amedisys, Inc. (a)	37	4,155
Cardinal Health, Inc.	400	16,828
Humana, Inc.	30	7,346
McKesson Corporation	70	8,550
		36,879
Life Sciences Tools & Services - 3.9%
Agilent Technologies, Inc.	180	12,069
Bio-Rad Laboratories, Inc. - Class A (a)	100	28,693

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Life Sciences Tools & Services - 3.9% (Continued)
Charles River Laboratories International, Inc. (a)	10	$1,255
		42,017
Pharmaceuticals - 0.9%
Merck & Company, Inc.	120	9,505

Industrials - 17.1%
Aerospace & Defense - 2.1%
Arconic, Inc.	100	2,190
Spirit AeroSystems Holdings, Inc. - Class A	250	20,260
		22,450
Airlines - 1.5%
JetBlue Airways Corporation (a)	900	15,507

Commercial Services & Supplies - 1.5%
ADT, Inc. (a)	2,800	16,380

Construction & Engineering - 0.3%
Quanta Services, Inc.	80	2,781

Electrical Equipment - 0.1%
Acuity Brands, Inc.	10	1,237

Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	150	19,997

Machinery - 8.5%
AGCO Corporation	460	30,618
Allison Transmission Holdings, Inc.	500	20,695
Caterpillar, Inc.	20	2,396
Cummins, Inc.	116	17,488
Oshkosh Corporation	280	19,933
		91,130
Professional Services - 0.6%
ManpowerGroup, Inc.	70	5,986

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Industrials - 17.1% (Continued)
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	160	$6,638

Information Technology - 14.4%
Communications Equipment - 0.1%
EchoStar Corporation - Class A (a)	20	856

Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc. (a)	140	8,772
Avnet, Inc.	140	5,718
Jabil, Inc.	550	13,524
Tech Data Corporation (a)	60	5,439
Zebra Technologies Corporation - Class A (a)	50	8,572
		42,025
IT Services - 4.0%
Cognizant Technology Solutions Corporation - Class A	40	2,477
DXC Technology Company	140	6,656
LiveRamp Holdings, Inc. (a)	80	4,110
Sabre Corporation	450	9,126
Western Union Company (The)	1,050	20,370
		42,739
Semiconductors & Semiconductor Equipment - 3.8%
Mellanox Technologies Ltd. (a)	50	5,489
Micron Technology, Inc. (a)	531	17,316
ON Semiconductor Corporation (a)	300	5,328
Teradyne, Inc.	50	2,107
Xilinx, Inc.	100	10,231
		40,471
Software - 1.2%
Cadence Design Systems, Inc. (a)	200	12,714

Technology Hardware, Storage & Peripherals - 1.4%
Dell Technologies, Inc. - Class C (a)	40	2,382
Hewlett Packard Enterprise Company	500	6,860
Western Digital Corporation	160	5,955
		15,197

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Materials - 3.8%
Chemicals - 2.1%
FMC Corporation	80	$5,876
Huntsman Corporation	890	15,459
Mosaic Company (The)	50	1,074
		22,409
Containers & Packaging - 0.2%
Packaging Corporation of America	20	1,781

Metals & Mining - 1.5%
Reliance Steel & Aluminum Company	200	16,654

Real Estate - 7.3%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Boston Properties, Inc.	20	2,617
Brookfield Property REIT, Inc. - Class A	100	1,844
CyrusOne, Inc.	100	5,904
Digital Realty Trust, Inc.	90	10,595
Duke Realty Corporation	200	6,018
EPR Properties	40	3,124
Highwoods Properties, Inc.	40	1,754
Host Hotels & Resorts, Inc.	100	1,811
Iron Mountain, Inc.	100	3,065
Kimco Realty Corporation	200	3,480
Liberty Property Trust	40	1,899
Macerich Company (The)	40	1,453
Medical Properties Trust, Inc.	300	5,334
National Retail Properties, Inc.	100	5,353
Omega Healthcare Investors, Inc.	50	1,781
Park Hotels & Resorts, Inc.	150	4,143
Realty Income Corporation	80	5,606
Regency Centers Corporation	20	1,319
SL Green Realty Corporation	20	1,720
Ventas, Inc.	80	5,144

ALAMBIC MID CAP VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Real Estate - 7.3% (Continued)
Equity Real Estate Investment Trusts (REITs) - 7.3% (Continued)
VICI Properties, Inc.	100	$2,218
Welltower, Inc.	20	1,625
		77,807

Total Common Stocks (Cost $927,544)		$973,325

RIGHTS - 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	120	$6

Investments at Value - 91.2% (Cost $927,544)		$973,331

Other Assets in Excess of Liabilities - 8.8%		93,609

Net Assets - 100.0%		$1,066,940

CVR	- Contingent Value Right.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $6 as of May 31, 2019, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Communication Services - 7.3%
Entertainment - 2.1%
Electronic Arts, Inc. (a)	100	$9,308
Viacom, Inc. - Class B	450	13,064
		22,372
Media - 4.3%
Discovery, Inc. - Series A (a)	500	13,630
Sinclair Broadcast Group, Inc. - Class A	600	32,208
		45,838
Wireless Telecommunication Services - 0.9%
Sprint Corporation (a)	1,200	8,244
United States Cellular Corporation (a)	22	958
		9,202
Consumer Discretionary - 10.6%
Auto Components - 1.6%
BorgWarner, Inc.	160	5,677
Gentex Corporation	550	11,748
		17,425
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	4	2,640
MGM Resorts International	250	6,205
Norwegian Cruise Line Holdings Ltd. (a)	280	15,319
		24,164
Household Durables - 3.2%
NVR, Inc. (a)	3	9,605
PulteGroup, Inc.	700	21,700
Toll Brothers, Inc.	90	3,129
		34,434
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	80	4,985
Expedia Group, Inc.	20	2,300
		7,285
Multi-Line Retail - 1.0%
Dollar General Corporation	80	10,182

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Consumer Discretionary - 10.6% (Continued)
Specialty Retail - 0.2%
Foot Locker, Inc.	60	$2,361

Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corporation (a)	90	13,689
Ralph Lauren Corporation	30	3,154
		16,843
Consumer Staples - 4.2%
Beverages - 1.0%
Molson Coors Brewing Company - Class B	140	7,697
Monster Beverage Corporation (a)	40	2,474
		10,171
Food Products - 3.2%
Archer-Daniels-Midland Company	200	7,664
Bunge Ltd.	340	17,779
Ingredion, Inc.	120	9,139
		34,582
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Apache Corporation	500	13,035
Cabot Oil & Gas Corporation	1,000	25,020
EQT Corporation	650	11,895
Murphy Oil Corporation	400	9,940
		59,890
Financials - 8.1%
Banks - 3.2%
Commerce Bancshares, Inc.	20	1,147
East West Bancorp, Inc.	60	2,563
Fifth Third Bancorp	350	9,275
First Citizens BancShares, Inc. - Class A	4	1,680
First Republic Bank	10	970
Huntington Bancshares, Inc.	400	5,060
KeyCorp	400	6,388
Regions Financial Corporation	200	2,766
Signature Bank	10	1,146
SVB Financial Group (a)	5	1,007

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Financials - 8.1% (Continued)
Banks - 3.2% (Continued)
Webster Financial Corporation	40	$1,771
		33,773
Capital Markets - 2.4%
E*TRADE Financial Corporation	80	3,584
KKR & Company, Inc. - Class A	300	6,684
MarketAxess Holdings, Inc.	5	1,489
Northern Trust Corporation	40	3,421
Raymond James Financial, Inc.	40	3,303
T. Rowe Price Group, Inc.	20	2,023
TD Ameritrade Holding Corporation	100	4,975
		25,479
Insurance - 2.5%
Assurant, Inc.	80	7,997
Brighthouse Financial, Inc. (a)	100	3,549
Erie Indemnity Company - Class A	25	5,317
First American Financial Corporation	40	2,066
Hartford Financial Services Group, Inc. (The)	60	3,159
Lincoln National Corporation	20	1,189
Unum Group	100	3,149
		26,426
Health Care - 13.3%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	50	5,684
Incyte Corporation (a)	120	9,436
Ionis Pharmaceuticals, Inc. (a)	20	1,312
Seattle Genetics, Inc. (a)	60	3,904
		20,336
Health Care Equipment & Supplies - 3.1%
Align Technology, Inc. (a)	10	2,844
Edwards Lifesciences Corporation (a)	10	1,707
Hill-Rom Holdings, Inc.	100	9,615
Hologic, Inc. (a)	300	13,203
Zimmer Biomet Holdings, Inc.	50	5,696
		33,065
Health Care Providers & Services - 4.1%
AmerisourceBergen Corporation	220	17,129

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 13.3% (Continued)
Health Care Providers & Services - 4.1% (Continued)
Cardinal Health, Inc.	340	$14,304
McKesson Corporation	100	12,214
		43,647
Health Care Technology - 0.1%
Cerner Corporation (a)	20	1,399

Life Sciences Tools & Services - 4.1%
Agilent Technologies, Inc.	100	6,705
Bio-Rad Laboratories, Inc. - Class A (a)	100	28,693
Bruker Corporation	90	3,759
Charles River Laboratories International, Inc. (a)	35	4,391
		43,548
Industrials - 16.3%
Aerospace & Defense - 0.9%
Spirit AeroSystems Holdings, Inc. - Class A	120	9,725

Airlines - 1.9%
JetBlue Airways Corporation (a)	700	12,061
Southwest Airlines Company	160	7,616
		19,677
Commercial Services & Supplies - 0.9%
ADT, Inc.	1,700	9,945

Construction & Engineering - 0.2%
Quanta Services, Inc.	50	1,738

Electrical Equipment - 0.6%
Acuity Brands, Inc.	40	4,947
Rockwell Automation, Inc.	10	1,488
		6,435
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	50	6,665

Machinery - 8.1%
AGCO Corporation	440	29,286
Allison Transmission Holdings, Inc.	460	19,040

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Industrials - 16.3% (Continued)
Machinery - 8.1% (Continued)
Cummins, Inc.	150	$22,614
Oshkosh Corporation	220	15,662
		86,602
Professional Services - 1.8%
CoStar Group, Inc. (a)	4	2,039
ManpowerGroup, Inc.	200	17,104
		19,143
Road & Rail - 0.5%
Old Dominion Freight Line, Inc.	40	5,298

Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	160	6,638
United Rentals, Inc. (a)	20	2,202
		8,840
Information Technology - 20.1%
Communications Equipment - 0.3%
EchoStar Corporation - Class A (a)	80	3,422

Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc. (a)	100	6,266
Avnet, Inc.	339	13,845
Jabil, Inc.	250	6,147
Keysight Technologies, Inc. (a)	20	1,502
Zebra Technologies Corporation - Class A (a)	40	6,858
		34,618
IT Services - 6.5%
Booz Allen Hamilton Holding Corporation	40	2,527
DXC Technology Company	40	1,902
EPAM Systems, Inc. (a)	80	13,807
Euronet Worldwide, Inc. (a)	90	13,954
LiveRamp Holdings, Inc. (a)	120	6,165
Sabre Corporation	450	9,126
Western Union Company (The)	1,100	21,340
		68,821
Semiconductors & Semiconductor Equipment - 4.4%
Lam Research Corporation	40	6,985

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Information Technology - 20.1% (Continued)
Semiconductors & Semiconductor Equipment - 4.4% (Continued)
Mellanox Technologies Ltd. (a)	30	$3,293
Micron Technology, Inc. (a)	321	10,468
ON Semiconductor Corporation (a)	800	14,208
Qorvo, Inc. (a)	40	2,447
Xilinx, Inc.	90	9,208
		46,609
Software - 4.7%
Autodesk, Inc. (a)	10	1,609
Cadence Design Systems, Inc. (a)	420	26,699
Fortinet, Inc. (a)	60	4,349
Solarwinds Corporation (a)	750	13,125
Tableau Software, Inc. - Class A (a)	40	4,499
		50,281
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc. - Class C (a)	20	1,191
Hewlett Packard Enterprise Company	150	2,058
Western Digital Corporation	200	7,444
		10,693
Materials - 4.1%
Chemicals - 0.5%
FMC Corporation	20	1,469
Huntsman Corporation	240	4,169
		5,638
Containers & Packaging - 0.4%
Berry Global Group, Inc. (a)	40	1,881
Packaging Corporation of America	30	2,672
		4,553
Metals & Mining - 3.2%
Nucor Corporation	160	7,680
Reliance Steel & Aluminum Company	280	23,316
Steel Dynamics, Inc.	100	2,515
		33,511
Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	10	1,464
Brookfield Property REIT, Inc. - Class A	250	4,610

ALAMBIC MID CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Real Estate - 2.7% (Continued)
Equity Real Estate Investment Trusts (REITs) - 2.7% (Continued)
Kimco Realty Corporation	100	$1,740
Macerich Company (The)	40	1,453
National Retail Properties, Inc.	60	3,212
Park Hotels & Resorts, Inc.	150	4,143
SBA Communications Corporation (a)	30	6,492
Weyerhaeuser Company	250	5,700
		28,814

Investments at Value - 92.3% (Cost $924,553)		$983,450

Other Assets in Excess of Liabilities - 7.7%		82,029

Net Assets - 100.0%		$1,065,479

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2019 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund, Alambic Small Cap Plus Fund (formerly Alambic Small Cap Growth Plus Fund), Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Plus Fund (formerly Alambic Mid Cap Growth Fund) (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,291,351	$-	$-	$2,291,351
Rights	-	-	5	5
Total	$2,291,351	$-	$5	$2,291,356

Alambic Small Cap Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,313,439	$-	$-	$2,313,439

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$973,325	$-	$-	$973,325
Rights	-	-	6	6
Total	$973,325	$-	$6	$973,331

Alambic Mid Cap Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$983,450	$-	$-	$983,450

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 3 securities held by Alambic Small Cap Plus Fund and Alambic Mid Cap Plus Fund as of or during the period ended May 31, 2019.

The following is a reconciliation of Level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2018 and May 31, 2019.

	Alambic Small	Alambic Mid
	Cap Value Plus	Cap Value Plus
	Fund	Fund

Balance as of August 31, 2018	$5	$6
Unrealized appreciation (depreciation)	-	-
Balance as of May 31, 2019	$5	$6

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and observable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund
	Fair Value at 05/31/2019	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**
Rights	$5	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

Alambic Mid Cap Value Plus Fund
	Fair Value at 05/31/2019	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**
Rights	$6	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

**	This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2019:

	Alambic Small Cap	Alambic Small Cap
	Value Plus Fund	Plus Fund
Tax cost of portfolio investments	$2,399,833	$2,310,846
Gross unrealized appreciation	$106,671	$158,835
Gross unrealized depreciation	(215,148)	(156,242)
Net unrealized appreciation (depreciation)	$(108,477)	$2,593

	Alambic Mid Cap	Alambic Mid Cap
	Value Plus Fund	Plus Fund
Tax cost of portfolio investments	$927,544	$925,021
Gross unrealized appreciation	$82,328	$82,851
Gross unrealized depreciation	(36,541)	(24,422)
Net unrealized appreciation	$45,787	$58,429

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for Alambic Small Cap Value Plus Fund, Alambic Small Cap Plus Fund and Alambic Mid Cap Plus Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Communication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	22,000	$1,195,700

Consumer Discretionary - 5.2%
Leisure Products - 2.2%
Hasbro, Inc.	13,900	1,322,446

Textiles, Apparel & Luxury Goods - 3.0%
Compagnie Financiere Richemont S.A. (a)	12,300	904,936
LVMH Moet Hennessy Louis Vuitton SE (a)	2,480	935,954
		1,840,890
Consumer Staples - 22.5%
Beverages - 8.8%
Anheuser-Busch InBev S.A./N.V. - ADR	22,750	1,851,850
Diageo plc - ADR	10,897	1,831,350
PepsiCo, Inc.	13,100	1,676,800
		5,360,000
Food Products - 7.4%
Danone S.A. (a)	24,380	1,947,750
J.M. Smucker Company (The)	10,800	1,312,848
Nestlé S.A. - ADR	12,615	1,250,903
		4,511,501
Household Products - 2.8%
Procter & Gamble Company (The)	16,750	1,723,743

Personal Products - 3.5%
Unilever plc - ADR	34,540	2,103,831

Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
BP plc - ADR	29,800	1,213,456
ConocoPhillips	18,800	1,108,448
ONEOK, Inc.	20,460	1,301,665
Royal Dutch Shell plc - Class B - ADR	19,440	1,221,999
		4,845,568

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.8%
Banks - 5.8%
Citigroup, Inc.	14,150	$879,422
ING Groep N.V. - ADR	89,500	963,020
SunTrust Banks, Inc.	27,500	1,650,275
		3,492,717
Insurance - 4.0%
Allianz SE (a)	8,040	1,780,570
Prudential plc - ADR	16,500	658,680
		2,439,250
Health Care - 13.1%
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	12,300	936,399
Koninklijke Philips N.V.	22,600	895,412
		1,831,811
Pharmaceuticals - 10.1%
Johnson & Johnson	14,625	1,918,069
Novartis AG - ADR	25,250	2,162,410
Sanofi - ADR	51,365	2,076,687
		6,157,166
Industrials - 8.2%
Aerospace & Defense - 2.8%
United Technologies Corporation	13,450	1,698,735

Air Freight & Logistics - 2.0%
Deutsche Post AG (a)	40,800	1,200,537

Electrical Equipment - 2.0%
Eaton Corporation plc	16,139	1,202,194

Machinery - 1.4%
Cummins, Inc.	5,930	894,007

Information Technology - 12.7%
Communications Equipment - 3.1%
Cisco Systems, Inc.	36,500	1,899,095

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 12.7% (Continued)
Electronic Equipment, Instruments & Components - 2.2%
Corning, Inc.	46,500	$1,341,060

Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Inc.	3,600	905,904
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	36,650	1,405,527
		2,311,431
Software - 3.6%
Microsoft Corporation	17,450	2,158,216

Materials - 6.1%
Chemicals - 3.9%
Air Liquide S.A. (a)	12,050	1,498,522
DowDuPont, Inc.	29,040	886,301
		2,384,823
Containers & Packaging - 2.2%
International Paper Company	31,150	1,291,791

Real Estate - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.9%
CoreSite Realty Corporation	17,700	2,065,944
Crown Castle International Corporation	16,565	2,153,616
		4,219,560

Total Common Stocks (Cost $50,824,558)		$57,426,072

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Government Obligations Fund - Class Z, 2.28% (b) (Cost $3,241,113)	3,241,113	$3,241,113

Investments at Value - 99.8% (Cost $54,065,671)		$60,667,185

Other Assets in Excess of Liabilities - 0.2%		143,726

Net Assets - 100.0%		$60,810,911

ADR	- American Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2019 (Unaudited)

Country	Value	% of Net Assets
United States	$30,320,484	49.9%
United Kingdom	7,029,316	11.6%
France	6,458,913	10.6%
Switzerland	4,318,249	7.1%
Germany	2,981,107	4.9%
Netherlands	1,858,432	3.1%
Belgium	1,851,850	3.0%
Taiwan Province of China	1,405,527	2.3%
Ireland	1,202,194	2.0%
	$57,426,072	94.5%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2019 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$49,157,803	$8,268,269	$-	$57,426,072
Money Market Funds	3,241,113	-	-	3,241,113
Total	$52,398,916	$8,268,269	$-	$60,667,185

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2019:

Tax cost of portfolio investments	$54,073,775

Gross unrealized appreciation	$8,253,178
Gross unrealized depreciation	(1,659,768)

Net unrealized appreciation	$6,593,410

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 13.0%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	7,700	$418,495

Entertainment - 3.2%
Walt Disney Company (The)	4,500	594,180

Interactive Media & Services - 5.3%
Alphabet, Inc. - Class C (a)	435	480,079
Facebook, Inc. - Class A (a)	2,800	496,916
		976,995
Media - 2.2%
Comcast Corporation - Class A	10,000	410,000

Consumer Discretionary - 17.5%
Hotels, Restaurants & Leisure - 4.2%
Royal Caribbean Cruises Ltd.	2,835	345,190
Starbucks Corporation	5,700	433,542
		778,732
Household Durables - 1.2%
Lennar Corporation - Class A	4,400	218,504

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	250	443,767

Multi-Line Retail - 2.7%
Dollar General Corporation	4,000	509,120

Specialty Retail - 5.1%
AutoZone, Inc. (a)	445	457,064
CarMax, Inc. (a)	3,175	248,539
Home Depot, Inc. (The)	1,275	242,059
		947,662
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	4,500	347,130

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Consumer Staples - 3.6%
Beverages - 1.3%
PepsiCo, Inc.	1,850	$236,800

Food Products - 1.2%
Mondelēz International, Inc. - Class A	4,400	223,740

Personal Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	209,339

Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Cabot Oil & Gas Corporation	12,000	300,240
ConocoPhillips	4,600	271,216
Enbridge, Inc.	6,306	232,502
Exxon Mobil Corporation	1,050	74,309
Williams Companies, Inc. (The)	12,600	332,388
		1,210,655
Financials - 7.5%
Banks - 3.3%
Bank of America Corporation	10,000	266,000
JPMorgan Chase & Company	3,350	354,966
		620,966
Capital Markets - 0.8%
Morgan Stanley	3,500	142,415

Insurance - 3.4%
Marsh & McLennan Companies, Inc.	6,500	621,400

Health Care - 13.9%
Health Care Equipment & Supplies - 4.5%
Danaher Corporation	4,150	547,841
Medtronic plc	3,200	296,256
		844,097
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	1,125	272,025

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Health Care - 13.9% (Continued)
Life Sciences Tools & Services - 5.3%
Illumina, Inc. (a)	1,225	$375,965
PerkinElmer, Inc.	3,350	289,239
Thermo Fisher Scientific, Inc.	1,200	320,376
		985,580
Pharmaceuticals - 2.6%
Eli Lilly & Company	2,300	266,662
Pfizer, Inc.	5,000	207,600
		474,262
Industrials - 7.7%
Air Freight & Logistics - 1.5%
FedEx Corporation	1,800	277,704

Machinery - 2.4%
Lincoln Electric Holdings, Inc.	3,350	254,399
Oshkosh Corporation	2,750	195,772
		450,171
Road & Rail - 3.8%
CSX Corporation	9,300	692,571

Information Technology - 16.4%
IT Services - 2.8%
Visa, Inc. - Class A	3,200	516,256

Semiconductors & Semiconductor Equipment - 2.4%
Xilinx, Inc.	4,440	454,256

Software - 9.8%
Adobe, Inc. (a)	2,000	541,800
Microsoft Corporation	5,400	667,872
salesforce.com, Inc.	4,000	605,640
		1,815,312
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	1,470	257,353

HVIA EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Materials - 1.3%
Chemicals - 1.3%
Sherwin-Williams Company (The)	595	$249,573

Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corporation	2,200	459,294
Prologis, Inc.	2,400	176,808
Simon Property Group, Inc.	1,100	178,299
		814,401
Utilities - 3.3%
Electric Utilities - 1.7%
Duke Energy Corporation	3,700	316,757

Independent Power and Renewable Electricity Producers - 1.6%
AES Corporation	18,400	290,720

Investments at Value - 95.1% (Cost $14,204,053)		$17,620,938

Other Assets in Excess of Liabilities - 4.9%		908,810

Net Assets - 100.0%		$18,529,748

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,620,938	-	-	$17,620,938

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of during the period ended May 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2019:

Tax cost of portfolio investments	$14,204,053

Gross unrealized appreciation	$3,676,363
Gross unrealized depreciation	(259,478)

Net unrealized appreciation	$3,416,885

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES - 89.8%	Coupon	Maturity	Par Value	Value
Commercial - 89.8%
AREIT CRE Trust, Series 2018-CRE2, Class B, 144A (1MO LIBOR + 140) (a)	3.877%	11/14/35	$748,805	$745,048
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 144A	3.357%	04/10/29	500,000	503,070
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%	05/10/58	19,997	19,817
Colony American Finance Ltd., Series 2015-1, Class C, 144A	4.833%	10/15/47	120,000	122,739
Colony American Finance Ltd., Series 2016-1, Class A, 144A	2.544%	06/15/48	127,797	126,998
Colony American Finance Ltd., Series 2016-1, Class C, 144A	4.638%	06/15/48	250,000	251,961
Commercial Mortgage Trust, Series 2012-LC4, Class AM	4.063%	12/10/44	600,000	620,579
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	212,000	215,955
Commercial Mortgage Trust, Series 2013-LC6, Class B	3.739%	01/10/46	50,000	51,154
Commercial Mortgage Trust, Series 2013-LC13, Class AM, 144A	4.557%	08/10/46	346,000	370,210
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, 144A (a)	3.807%	05/10/48	1,040,000	1,046,173
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A (a)	3.807%	05/10/48	1,531,000	1,529,826
Goldman Sachs Mortgage Securities Trust, Series 2018-HART, Class C, 144A (1MO LIBOR + 170) (a)	4.140%	10/15/31	500,000	497,346
Goldman Sachs Mortgage Securities Trust, IO, Series 2005-ROCK, Class X1, 144A (a)	0.395%	05/03/32	14,016,000	211,724
Goldman Sachs Mortgage Securities Trust, IO, Series 2018-FBLU, Class XCP (a)	0.166%	11/15/35	98,481,000	111,677
Home Partners of America Trust, Series 2017-1, Class B, 144A (1MO LIBOR + 135) (a)	3.824%	07/17/34	300,000	299,640

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 89.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 89.8% (Continued)
Hudson's Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 144A (1MO LIBOR + 158) (a)	4.307%	08/05/34	$1,350,000	$1,351,402
JPMorgan Chase Commercial Mortgage Securities, Series 2018-WPT, Class DFL, 144A (1MO LIBOR + 225) (a)	4.727%	07/05/23	790,000	788,652
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-PKMD, Class MRC, 144A (a)	2.952%	11/14/27	22,000	21,924
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-909, Class D, 144A (a)	4.028%	05/01/31	625,000	630,088
Latitude Management Real Estate Capital, Series 2016-CRE2, Class A, 144A (1MO LIBOR + 170) (a)	4.181%	11/24/31	691,427	691,642
Latitude Management Real Estate Capital, Series 2015-CR1I, Class BR (1MO LIBOR + 225) (a)	4.731%	02/22/32	732,000	731,040
LoanCore Capital Credit Advisor, LLC, Series 2018-CRE1, Class A, 144A (1MO LIBOR + 113) (a)	3.570%	05/15/28	500,000	500,310
Marathon CRE Issuer Ltd., Series 2018-FL1, Class A, 144A (1MO LIBOR + 115) (a)	3.590%	06/15/28	500,000	500,151
Morgan Stanley Capital Group Trust, Series 2016-SNR, Class A, 144A (a)	3.460%	11/15/34	568,026	564,444
Morgan Stanley Capital I Trust, IO, Series 2014-CPT, Class XA, 144A (a)	0.188%	07/13/29	35,000,000	82,722
Morgan Stanley Capital I Trust, IO, Series 2004-IQ8, Class X1, 144A (a)	0.950%	06/15/40	2,819,921	27,804
MTRO Commercial Mortgage Trust, IO, Series 2019-TECI, Class XCP (a)	0.493%	12/15/33	36,000,000	94,720
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%	06/12/32	2,388,017	2,384,031
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class D, 144A (1MO LIBOR + 200) (a)	4.474%	11/11/34	405,040	405,779

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 89.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 89.8% (Continued)
VNO Mortgage Trust, Series 2013-PENN, Class B, 144A (a)	4.079%	12/13/29	$500,000	$506,825
VNO Mortgage Trust, Series 2013-PENN, Class D, 144A (a)	3.947%	12/13/29	500,000	502,816
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 144A (a)	2.710%	03/18/28	1,030,000	1,023,935
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B	4.142%	10/15/45	882,000	916,876
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3FL, 144A (1MO LIBOR + 100) (a)	3.514%	06/15/49	2,500,000	2,521,914
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class A3	3.591%	03/15/46	50,000	50,718
Total Mortgage-Backed Securities (Cost $20,940,697)				$21,021,710

CORPORATE BONDS - 4.6%	Coupon	Maturity	Par Value	Value
Financials - 4.6%
Starwood Property Trust, Inc. (Cost $1,085,566)	3.625%	02/01/21	$1,100,000	$1,086,250

COMMON STOCKS - 1.1%	Shares	Value
Financials - 1.1%
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
New Residential Investment Corporation (Cost $274,554)	16,428	$250,527

LADDER SELECT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.27% (b) (Cost $949,675)	949,675	$949,675

Investments at Value - 99.6% (Cost $23,250,492)		$23,308,162

Other Assets in Excess of Liabilities - 0.4%		87,845

Net Assets - 100.0%		$23,396,007

144A-	This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,209,174 as of May 31, 2019, representing 77.8% of net assets (Note 5).
LIBOR-	London interbank offered rate. The 1MO LIBOR rate is 2.4305% as of May 31, 2019.
IO-	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

May 31, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Swap Futures
Primary Fixed Rate 5-Year USD Deliverable Interest Rate Swap Future	5	6/17/2019	$525,703	$(14,507)
Primary Fixed Rate 10-Year USD Deliverable Interest Rate Swap Future	3	6/17/2019	324,375	(9,525)
Total Futures Contracts Sold Short			$850,078	$(24,032)

For the three months ended May 31, 2019, the average monthly notional amount of futures contracts sold short was $837,286.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2019 (Unaudited)

1. Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing mean price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted mean price. Investments in other open-end investment companies are valued at net asset value (“NAV”). When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 on the fair value hierarchy (see below).

Fixed income securities, including mortgage-backed securities and corporate bonds, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities and corporate bonds, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$21,021,710	$-	$21,021,710
Corporate Bonds	-	1,086,250	-	1,086,250
Common Stocks	250,527	-	-	250,527
Money Market Funds	949,675	-	-	949,675
Total	$1,200,202	$22,107,960	$-	$23,308,162

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$(24,032)	$-	$-	$(24,032)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2019.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2019:

Tax cost of portfolio investments	$23,250,492
Gross unrealized appreciation	$158,006
Gross unrealized depreciation	(100,336)
Net unrealized appreciation on investments	$57,670

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real estate property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of May 31, 2019, the Fund had 89.8% of the value of its net assets invested in CMBS.

5. Risks Associated with Privately Placed Securities

Privately placed securities are securities that rely on exemptions from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on the purchase and resale. These securities may be purchased under a variety of exemptions, including, but not limited to, Rule 144A. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. Under other exemptions, privately placed securities may be sold to other types of qualified buyers. An insufficient number of QIBs, or other qualified buyers, interested in purchasing privately placed securities at a particular time could adversely affect the marketability of securities and the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2019, the Fund had 77.8% of the value of its net assets invested in privately placed securities.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

COMMON STOCKS - 79.1%	Shares	Value
Consumer Discretionary - 26.5%
Diversified Consumer Services - 4.3%
Strategic Education, Inc.	14,657	$2,579,485

Hotels, Restaurants & Leisure - 5.6%
Chipotle Mexican Grill, Inc. (a)	2,747	1,812,938
Yum! Brands, Inc.	15,583	1,594,920
		3,407,858
Household Durables - 2.3%
NVR, Inc. (a)	434	1,389,481

Specialty Retail - 14.3%
AutoZone, Inc. (a)	3,849	3,953,346
O'Reilly Automotive, Inc. (a)	7,269	2,699,489
Ross Stores, Inc.	21,802	2,027,368
		8,680,203
Financials - 22.2%
Capital Markets - 13.9%
Goldman Sachs Group, Inc. (The)	12,841	2,343,354
Moody's Corporation	33,482	6,123,188
		8,466,542
Insurance - 8.3%
Arch Capital Group Ltd. (a)	145,729	5,017,450

Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Waters Corporation (a)	1,959	393,191

Industrials - 19.6%
Air Freight & Logistics - 3.9%
Expeditors International of Washington, Inc.	33,917	2,360,284

Machinery - 8.7%
Cummins, Inc.	16,189	2,440,654
Deere & Company	20,121	2,820,360
		5,261,014

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.1% (Continued)	Shares	Value
Industrials - 19.6% (Continued)
Road & Rail - 2.6%
Union Pacific Corporation	9,683	$1,614,931

Trading Companies & Distributors - 4.4%
Fastenal Company	87,559	2,678,430

Information Technology - 10.1%
IT Services - 10.1%
Mastercard, Inc. - Class A	13,108	3,296,531
Visa, Inc. - Class A	17,752	2,863,930
		6,160,461

Total Common Stocks (Cost $41,007,220)		$48,009,330

MONEY MARKET FUNDS - 21.4%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 2.20% (b)	7,634,230	$7,634,230
Vanguard Treasury Money Market Fund, 2.34% (b)	5,396,768	5,396,768
Total Money Market Funds (Cost $13,030,998)		$13,030,998

Investments at Value - 100.5% (Cost $54,038,218)		$61,040,328

Liabilities in Excess of Other Assets - (0.5%)		(316,570)

Net Assets - 100.0%		$60,723,758

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,009,330	$-	$-	$48,009,330
Money Market Funds	13,030,998	-	-	13,030,998

Total	$61,040,328	$-	$-	$61,040,328

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2019:

Tax cost of portfolio investments	$54,040,914

Gross unrealized appreciation	$8,016,144
Gross unrealized depreciation	(1,016,730)

Net unrealized appreciation	$6,999,414

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2019, the Fund had 26.5% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Communication Services - 6.6%
Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A (a) (b)	1,360	$1,504,840
Facebook, Inc. - Class A (a) (b)	6,850	1,215,669
		2,720,509
Consumer Discretionary - 16.5%
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (a)	2,170	1,432,135

Household Durables - 3.0%
Mohawk Industries, Inc. (a) (b)	9,200	1,247,060

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a) (b)	935	1,659,690

Specialty Retail - 6.0%
Home Depot, Inc. (The)	6,354	1,206,307
Ross Stores, Inc.	13,700	1,273,963
		2,480,270
Consumer Staples - 3.5%
Food & Staples Retailing - 3.5%
Sysco Corporation	20,870	1,436,273

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Pioneer Natural Resources Company	9,260	1,314,550

Financials - 11.7%
Banks - 7.7%
Bank of America Corporation (b)	42,110	1,120,126
Citigroup, Inc.	17,462	1,085,263
KeyCorp (b)	61,439	981,181
		3,186,570
Capital Markets - 2.0%
Goldman Sachs Group, Inc. (The) (b)	4,537	827,957

Insurance - 2.0%
American International Group, Inc.	16,375	836,272

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 10.7%
Health Care Equipment & Supplies - 7.6%
Edwards Lifesciences Corporation (a) (b)	10,300	$1,758,210
Medtronic plc	15,110	1,398,884
		3,157,094
Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	5,310	1,283,958

Industrials - 11.7%
Air Freight & Logistics - 4.2%
FedEx Corporation	5,480	845,455
United Parcel Service, Inc. - Class B (b)	9,710	902,253
		1,747,708
Airlines - 5.0%
Delta Air Lines, Inc. (b)	22,120	1,139,180
Southwest Airlines Company	19,505	928,438
		2,067,618
Construction & Engineering - 2.5%
Fluor Corporation	37,710	1,045,321

Information Technology - 25.2%
Communications Equipment - 3.8%
Cisco Systems, Inc.	30,550	1,589,517

IT Services - 11.0%
Mastercard, Inc. - Class A (b)	7,441	1,871,337
PayPal Holdings, Inc. (a)	9,050	993,237
Visa, Inc. - Class A	10,629	1,714,777
		4,579,351
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc. (b)	13,955	1,348,332

Software - 4.2%
Microsoft Corporation (b)	13,930	1,722,862

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	6,928	1,212,885

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 2.6%
Metals & Mining - 2.6%
Newmont Mining Corporation	32,970	$1,090,977

Total Common Stocks (Cost $35,714,825)		$37,986,909

MONEY MARKET FUNDS - 5.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio – Class I, 2.27% (c) (Cost $2,420,146)	2,420,146	$2,420,146

Investments at Value - 97.5% (Cost $38,134,971)		$40,407,055

Other Assets in Excess of Liabilities - 2.5%		1,031,326

Net Assets - 100.0%		$41,438,381

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2019 was $13,495,381.
(c)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

May 31, 2019 (Unaudited)

COMMON STOCKS - 41.9%	Shares	Value
Consumer Discretionary - 4.6%
Hotels, Restaurants & Leisure - 3.2%
McDonald's Corporation	2,950	$584,897
Starbucks Corporation	9,740	740,824
		1,325,721
Specialty Retail - 1.4%
O'Reilly Automotive, Inc.	1,590	590,478

Consumer Staples - 3.9%
Beverages - 0.9%
Coca-Cola Company (The)	7,660	376,336

Household Products - 3.0%
Clorox Company (The)	3,600	535,716
Procter & Gamble Company (The)	6,834	703,287
		1,239,003
Energy - 2.0%
Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	5,170	252,865

Oil, Gas & Consumable Fuels - 1.4%
Exxon Mobil Corporation	8,160	577,483

Financials - 6.5%
Banks - 4.7%
JPMorgan Chase & Company	5,750	609,270
U.S. Bancorp	14,260	715,852
Wells Fargo & Company	13,650	605,650
		1,930,772
Consumer Finance - 1.8%
Capital One Financial Corporation	8,680	745,352

Health Care - 6.1%
Biotechnology - 1.3%
Amgen, Inc.	3,230	538,441

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc.	5,100	581,043

WAYCROSS LONG/SHORT EQUITY FUND

SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 41.9% (Continued)	Shares	Value
Health Care - 6.1% (Continued)
Health Care Providers & Services - 2.0%
DaVita, Inc.	6,610	$287,006
HCA Healthcare, Inc.	4,600	556,416
		843,422
Pharmaceuticals - 1.4%
Pfizer, Inc.	13,700	568,824

Industrials - 6.4%
Industrial Conglomerates - 1.7%
3M Company	4,503	719,354

Machinery - 0.9%
Cummins, Inc.	2,390	360,317

Road & Rail - 2.5%
Union Pacific Corporation	3,940	657,113
Werner Enterprises, Inc.	14,220	396,454
		1,053,567
Trading Companies & Distributors - 1.3%
Fastenal Company	17,480	534,713

Information Technology - 12.4%
IT Services - 1.7%
Accenture plc - Class A	3,963	705,691

Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	15,950	617,106
Texas Instruments, Inc.	7,900	824,049
		1,441,155
Software - 3.8%
Adobe, Inc.	2,980	807,282
salesforce.com, Inc.	5,000	757,050
		1,564,332
Technology Hardware, Storage & Peripherals - 3.4%
Hewlett Packard Enterprise Company	56,100	769,692
HP, Inc.	34,910	652,119
		1,421,811

Total Securities Sold Short - 41.9% (Proceeds $17,233,557)		$17,370,680

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2019 (Unaudited)

1.	Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$37,986,909	$-	$-	$37,986,909
Money Market Funds	2,420,146	-	-	2,420,146
Total	$40,407,055	$-	$-	$40,407,055

Other Financial Instruments:
Common Stocks – Sold Short	$(17,370,680)	$-	$-	$(17,370,680)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of during the period ended May 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2019:

Tax cost of portfolio investments and securities sold short	$20,928,589

Gross unrealized appreciation	$6,091,287
Gross unrealized depreciation	(3,983,501)
Net unrealized appreciation	$2,107,786

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2019, the Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	25.2%	(12.4%)	12.8%

As shown above, although the Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategy, Waycross Partners, LLC, the investment adviser to the Fund, monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	July 22, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer
Date	July 22, 2019

*	Print the name and title of each signing officer under his or her signature.